January 3, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      RiverSource Global Series, Inc.
                RiverSource Absolute Return Currency and Income Fund RiverSource Emerging Markets Bond Fund
                RiverSource Emerging Markets Fund
                RiverSource Global Bond Fund
                RiverSource Global Equity Fund
                RiverSource Global Technology Fund
         Post-Effective Amendment No. 51
         File Nos. 33-25824/811-5696
         Accession Number: 0001047469-06-015265

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 51 (Amendment). This Amendment was filed electronically on Dec. 22, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.